Net Earnings Per Common Share - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Earnings per share [line items]
Stock split conversion ratio	2
Stock options
Earnings per share [line items]
Number of instruments that are antidilutive in period presented (in shares)	12,144,000	6,461,000	4,078,000